CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net income	¥ 193,991	¥ 119,058	¥ 85,901
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	10,603	13,330	5,121
Net change of defined benefit pension plans	3,572	4,759	(3,247)
Net change of foreign currency translation adjustments	36,869	50,979	(1,392)
Net change of unrealized gains (losses) on derivative instruments	1,487	268	(1,170)
Total other comprehensive income (loss)	52,531	69,336	(688)
Comprehensive Income	246,522	188,394	85,213
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	15,256	7,394	(849)
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	8,207	9,209	2,409
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 223,059	¥ 171,791	¥ 83,653